Discontinued operations and assets and liabilities held for sale - Cash flows used in discontinued operations (Details) ¥ in Thousands	12 Months Ended
Jun. 30, 2020 CNY (¥)
Cash flows used in discontinued operations
Net cash used in operating activities	¥ (68,063)
Net cash used in investing activities	(7,117)
Net cash from financing activities	10,468
Net cash flows for the year	¥ (64,712)